As filed with the Securities and Exchange Commission on December 14, 2023

1933 Act Registration No. 333-200933

1940 Act Registration No. 811-23013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 608	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 611	☒

(Check appropriate box or boxes)

GOLDMAN SACHS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-1000

ROBERT GRIFFITH, ESQ.

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

ALLISON M. FUMAI, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 12, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Shares of the Goldman Sachs ActiveBeta® U.S. Low Vol Plus Equity ETF

Explanatory Note

Post-Effective Amendment No. 249 (the “Amendment”) to the Registration Statement of Goldman Sachs ETF Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on March 5, 2020 to register shares of Goldman Sachs ActiveBeta® U.S. Low Vol Plus Equity ETF. Pursuant to Rule 485(a), the Amendment would have become effective on May 19, 2020. Post-Effective Amendment No. 266 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 17, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 273 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 15, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 282 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 12, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 289 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 10, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 293 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 9, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 296 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 6, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 301 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 4, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 304 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 31, 2020 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 311 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 29, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 315 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 26, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 319 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 26, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 322 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 23, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 329 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 21, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 336 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 18, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 352 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 16, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 365 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 13, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 377 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 10, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 384 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 8, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 391 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 5, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 406 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 3, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 412 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 30, 2021 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 420 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 27, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 429 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 25, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 432 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 25, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 435 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 22, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 438 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 20, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 441 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 17, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 444 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 15, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 447 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 12, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 455 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 9, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 458 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 7, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 467 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 4, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 474 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 2, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 483 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 30, 2022 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 499 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 27, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 506 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 10, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 509 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating March 10, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 517 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 6, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 525 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 5, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 535 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 2, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 543 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 30, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 555 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 28, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 563 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 25, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 573 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 22, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 582 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 20, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 593 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 17, 2023 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 600 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 15, 2023 as the date upon which the Amendment would have become effective. This Post-Effective Amendment No. 608 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 12, 2024 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No.  608 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust of the Registrant dated December 16, 2009 (incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement, SEC File No. 333-200933, filed May 4, 2015)

	(2)	Amended and Restated Declaration of Trust dated September 20, 2022 (incorporated by reference from Post-Effective Amendment No. 466 to the Trust’s registration statement, SEC File No. 333-200933, filed September 30, 2022)

	(3)	Form of Amended Schedule A dated July 20, 2023 to the Amended and Restated Declaration of Trust dated September 20, 2022 (incorporated by reference from Post-Effective Amendment No. 599 to the Trust’s registration statement, SEC File No. 333-200933, filed November 3, 2023)

(b)	Amended and Restated By-laws dated July 22, 2021 (incorporated by reference from Post-Effective Amendment No. 369 to the Trust’s registration statement, SEC File No. 333-200933, filed July 26, 2021)

(c)	Not applicable.

(d)	(1)	Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(2)	Form of Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s registration statement, SEC File No. 333-200933, filed May 25, 2016)

	(3)	Form of Amended Annex A to the Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. (with respect to all series of Registrant except ActiveBeta® Emerging Markets Equity ETF) (incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s registration statement, SEC File No. 333-200933, filed September 29, 2023)

(e)	(1)	Distribution Agreement dated March 26, 2015 between Registrant and ALPS Distributors, Inc. (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(2)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 126 to the Trust’s registration statement, SEC File No. 333-200933, filed August 27, 2018)

	(3)	Form of Amendment to Distribution Agreement between Registrant and ALPS Distributors, Inc. (incorporated by reference from Post-Effective Amendment No. 126 to the Trust’s registration statement, SEC File No. 333-200933, filed August 27, 2018)

(f)	Not applicable.

(g)	(1)	Custody Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

	(2)	Letter Amendment to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(3)	Letter Amendment dated October 20, 2015 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 518 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 15, 2016)

(4)	Amendment dated January 6, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

(5)	Amendment dated March 1, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

(6)	Amendment dated June 13, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Hedge Industry VIP ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(7)	Amendment dated August 29, 2016 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs TreasuryAccess 0-1 Year ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(8)	Amendment dated April 5, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Access Emerging Markets Local Currency Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF and Goldman Sachs Access Investment Grade Corporate Bond ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(9)	Amendment dated May 10, 2017 to the Custodian Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Equal Weight U.S. Large Cap Equity ETF) (incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s registration statement, SEC File No. 333-200933, filed December 22, 2017)

(10)	Amendment dated December 10, 2018 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

(11)	Amendment dated July 12, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

	(12)	Amendment dated December 13, 2019 to the Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2020)

	(13)	Letter Amendment dated March 10, 2022 to the Custody Agreement between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund, Cayman Commodity-MFS, LLC, and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s registration statement, SEC File No. 333-200933, filed December 27, 2022)

(h)	(1)	Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(2)	Amendment dated December 10, 2018 to the Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

	(3)	Amendment dated December 13, 2019 to the Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2020)

	(4)	Form of Authorized Participant Agreement (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(5)	Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 279 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed April 28, 2011)

	(6)	Letter Amendment to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

	(7)	License Agreement between the Trust and Goldman Sachs Asset Management, L.P. (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

	(8)	Letter Amendment dated October 20, 2015 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed February 8, 2016)

	(9)	Amendment dated January 6, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 523 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed January 29, 2016)

	(10)	Amendment dated March 1, 2016 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (Goldman Sachs Financial Square Tax-Exempt Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund) (incorporated by reference from Post-Effective Amendment No. 559 to Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed May 20, 2016)

	(11)	Amendment dated December 10, 2018 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 202 to the Trust’s registration statement, SEC File No. 333-200933, filed May 10, 2019)

	(12)	Amendment dated July 12, 2019 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Registrant and The Bank of New York Mellon (certain equity funds) (incorporated by reference from Post-Effective Amendment No. 778 to the Goldman Sachs Trust’s registration statement, SEC File No. 33-17619, filed December 20, 2019)

	(13)	Amendment dated December 13, 2019 to the Fund Administration and Accounting Agreement dated April 28, 2016 between Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Registrant and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2020)

	(14)	Expense Limitation Agreement between Registrant and Goldman Sachs Asset Management, L.P. relating to Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s registration statement, SEC File No. 333-200933, filed July 6, 2017)

	(15)	Letter Amendment dated March 10, 2022 to the Transfer Agency and Service Agreement between Registrant, Goldman Sachs ETF Trust II and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s registration statement, SEC File No. 333-200933, filed December 27, 2022)

	(16)	Letter Amendment dated March 17, 2022 to the Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Trust II, Goldman Sachs Variable Insurance Trust, Goldman Sachs ETF Trust II, Goldman Sachs Real Estate Diversified Income Fund and Cayman Commodity-MFS, LLC and The Bank of New York Mellon (incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s registration statement, SEC File No. 333-200933, filed December 27, 2022)

	(17)	Form of Fund of Funds Investment Agreement (incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s registration statement, SEC File No. 333-200933, filed December 27, 2022)

(i)	Opinion and Consent of Dechert LLP (to be filed by amendment)

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Letter related to Initial Capital provided by The Goldman Sachs Group, Inc. (incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s registration statement, SEC File No. 333-200933, filed August 7, 2015)

(m)	Distribution and Service Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

(n)	Not applicable.

(p)	(1)	Code of Ethics – Goldman Sachs ETF Trust (incorporated by reference from Post-Effective Amendment No. 310 to the Trust’s registration statement, SEC File No. 333-200933, filed December 28, 2020)

	(2)	Code of Ethics – Goldman Sachs Asset Management, L.P. (incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s registration statement, SEC File No. 333-200933, filed April 28, 2023)

	(3)	Code of Ethics – ALPS Distributors, Inc. (incorporated by reference from Pre-Effective Amendment No. 3 to the Trust’s registration statement, SEC File No. 333-200933, filed September 11, 2015)

(q)	Powers of Attorney for James A. McNamara, Joseph F. DiMaria, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Linda A. Lang, Michael Latham and Lawrence W. Stranghoener (incorporated by reference from Post-Effective Amendment No. 435 to the Trust’s registration statement, SEC File No. 333-200933, filed March 24, 2022)

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of Trust of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a).

Section 6 of the Distribution Agreement between the Registrant and Distributor dated March 26, 2015, provides that the Registrant will indemnify Distributor against certain liabilities, subject to certain conditions. A copy of the Distribution Agreement is incorporated by reference as Exhibit (e), to the Registrant’s Registration Statement.

Fund and trustees and officers liability policies purchased by the Registrant, Goldman Sachs ETF Trust II, Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is an indirect wholly-owned subsidiary of The Goldman Sachs Group, Inc. and serves as investment adviser to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund), Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund), The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, MassMutual Premier Funds, MassMutual Advantage Funds, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Jason White***	Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Terence Digan	Vice President	None

James Stegall	Senior Vice President	None

Gary Ross	Senior Vice President	None

Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.
***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

(c) Not applicable.

Item 33. Location of Accounts and Records

The Amended and Restated Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records will be in the physical possession of GSAM, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be in the physical possession of The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 608 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 608 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 14th day of December, 2023.

GOLDMAN SACHS ETF TRUST
(A Delaware statutory trust)

By:	/s/ Robert Griffith
Robert Griffith
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	December 14, 2023

[1]Joseph F. DiMaria Joseph F. DiMaria	Treasurer, Principal Financial Officer and Principal Accounting Officer	December 14, 2023

[1]Cheryl K. Beebe Cheryl K. Beebe	Chair and Trustee	December 14, 2023

[1]Lawrence Hughes Lawrence Hughes	Trustee	December 14, 2023

[1]John F. Killian John F. Killian	Trustee	December 14, 2023

[1]Steven D. Krichmar Steven D. Krichmar	Trustee	December 14, 2023

[1]Michael Latham Michael Latham	Trustee	December 14, 2023

[1]Lawrence W. Stranghoener	Trustee	December 14, 2023
Lawrence W. Stranghoener

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs ETF Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on September 20, 2023.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Joseph F. DiMaria, Robert Griffith and Shane Shannon, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: December 14, 2023

/s/ Robert Griffith
Robert Griffith
Secretary